Stock based compensation - Schedule of fair value per award and assumptions (Details) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	4,644,835	1,833,679		4,978,344
Fair value per option (in dollars per share)	$ 0.65	$ 2.00	$ 4.40
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	138,461	162,851		84,615
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	3,358,732			559,788
Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	50,077
Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	4,594,758
April 7, 2011 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	1,174
Exercise price (in dollars per share)	$ 5.30
Share price at grant date (in dollars per share)	5.30
Fair value per option (in dollars per share)	$ 3.85
Award life (years)	5 years
Risk free rate	2.70%
May 10, 2012 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	30,009
Exercise price (in dollars per share)	$ 4.85
Share price at grant date (in dollars per share)	4.20
Fair value per option (in dollars per share)	$ 1.95
Award life (years)	5 years
Risk free rate	1.00%
December 24, 2012 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	4,300
Exercise price (in dollars per share)	$ 6.85
Share price at grant date (in dollars per share)	6.85
Fair value per option (in dollars per share)	$ 4.75
Award life (years)	5 years
Risk free rate	0.90%
January 31, 2013 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	14,594
Exercise price (in dollars per share)	$ 1.60
Share price at grant date (in dollars per share)	7.45
Fair value per option (in dollars per share)	$ 5.85
Award life (years)	5 years
Risk free rate	1.00%
December 18, 2013 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	15,272
Exercise price (in dollars per share)	$ 1.65
Share price at grant date (in dollars per share)	15.15
Fair value per option (in dollars per share)	$ 13.50
Award life (years)	5 years
Risk free rate	1.00%
July 15, 2014 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	20,000
Exercise price (in dollars per share)	$ 6.90
Share price at grant date (in dollars per share)	6.90
Fair value per option (in dollars per share)	$ 5.55
Award life (years)	1 year 10 months 24 days
Risk free rate	0.50%
June 23, 2016 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	22,115
Exercise price (in dollars per share)	$ 0.05
Share price at grant date (in dollars per share)	7.75
Fair value per option (in dollars per share)	$ 7.70
Award life (years)	6 months
Risk free rate	0.30%
October 19, 2018 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	788,377
Exercise price (in dollars per share)	$ 1.90
Share price at grant date (in dollars per share)	1.90
Fair value per option (in dollars per share)	$ 0.60
Award life (years)	3 years
Risk free rate	0.81%
October 19, 2018 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	762,994
Exercise price (in dollars per share)	$ 1.90
Share price at grant date (in dollars per share)	1.90
Fair value per option (in dollars per share)	$ 0.80
Award life (years)	3 years
Risk free rate	0.90%
March 29, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	916,000
Exercise price (in dollars per share)	$ 1.8
Share price at grant date (in dollars per share)	1.8
Fair value per option (in dollars per share)	$ 0.65
Award life (years)	3 years
Risk free rate	0.63%
March 29, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	1,300,000
Exercise price (in dollars per share)	$ 1.8
Share price at grant date (in dollars per share)	1.8
Fair value per option (in dollars per share)	$ 0.80
Award life (years)	3 years
Risk free rate	0.63%
December 23, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	600,000
Exercise price (in dollars per share)	$ 1.35
Share price at grant date (in dollars per share)	1.35
Fair value per option (in dollars per share)	$ 0.55
Award life (years)	4 years
Risk free rate	0.54%
December 23, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	170,000
Exercise price (in dollars per share)	$ 1.35
Share price at grant date (in dollars per share)	1.35
Fair value per option (in dollars per share)	$ 0.45
Award life (years)	3 years
Risk free rate	0.54%
January 11, 2019 | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	138,461
Exercise price (in dollars per share)	$ 0.05
Share price at grant date (in dollars per share)	1.65
Fair value per option (in dollars per share)	$ 1.60
Award life (years)	1 year
Risk free rate	0.79%
December 24, 2019 | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	3,358,732
Exercise price (in dollars per share)	$ 1.45
Share price at grant date (in dollars per share)	1.35
Fair value per option (in dollars per share)	$ 0.40
Award life (years)	3 years
Risk free rate	0.54%